Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share, diluted	$ (0.42)	$ (0.53)	$ (0.67)
Weighted-average shares used in computing net loss per share, diluted	69,377,922	63,534,875	40,534,697	[1]

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 12, Shareholders’ (deficiency) equity, for details.